Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2016 USD ($)
Bank Borrowings
Not later than 1 year		$ 30,000,000		$ 20,000,000
Between 1 to 2 years				26,923,000
Bank borrowings		30,000,000		46,923,000
Unutilized bank borrowing facilities	$ 946,000,000	$ 121,282,000	$ 546,000,000	$ 70,000,000